Acquisitions and Divestitures (Consideration Paid for Fair Value of Noncontrolling Interest in Vantec) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Cash paid for acquisition	¥ 24,894
Fair value of noncontrolling interests	738
Total purchase consideration	29,331
Hitachi Transport System [Member]
Cash paid for acquisition	48,930
Fair value of noncontrolling interests	3,622
Total purchase consideration	¥ 52,552